Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Other Intangible Asset [Line Items]
Accumulated goodwill impairment losses	$ 0		$ 0		$ 0
Amortization expense	16,000,000	$ 3,000,000	32,000,000	$ 11,000,000	16,000,000	$ 16,000,000	$ 16,000,000
Anticipated annual amortization expense of other intangible assets for 2015					31,000,000
Anticipated annual amortization expense of other intangible assets for 2016	77,000,000		77,000,000		28,000,000
Anticipated annual amortization expense of other intangible assets for 2017	73,000,000		73,000,000		25,000,000
Anticipated annual amortization expense of other intangible assets for 2018	72,000,000		72,000,000		24,000,000
Anticipated annual amortization expense of other intangible assets for 2019	69,000,000		69,000,000		$ 21,000,000
Intangible assets, weighted average useful life					15 years
AesRx LLC | In-process research and development (IPR&D)
Goodwill And Other Intangible Asset [Line Items]
Impairment charge	79,000,000
Carrying value	$ 0		$ 0